Exhibit 99.1

Name of Issuing Entity	Checked if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within Cure Period)			Demand In Dispute			Demand Withdrawn			Demand Rejected
(a)	(b)	(c )	# (d)	$ (e)	(% of Principal balance) (f)	# (g)	$ (h)	(% of Principal balance) (i)	# (j)	$ (k)	(% of Principal balance) (l)	# (m)	$ (n)	(% of Principal balance) (o)	# (p)	$ (q)	(% of Principal balance) (r)	# (s)	$ (t)	(% of Principal balance) (u)	# (v)	$ (w)	(% of Principal balance) (x)
ACE Securities Corp. Home Equity Loan Trust, Series 2007-WM1 CIK# 0001386635	x	WMC Mortgage Corporation	4,591	$ 853,364,263.40	100.00%	2,297	$83,026,315.52	56.96%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	2,297	$83,026,315.52	56.96%	0	$0.00	0.00%
ACE Securities Corp. Home Equity Loan Trust, Series 2007-WM1 Total			4,591	$ 853,364,263.40	100.00%	2,297	$83,026,315.52	56.96%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	2,297	$83,026,315.52	56.96%	0	$0.00	0.00%
		Grand Total:	4,591	$853,364,263.40	100.00%	2,297	$83,026,315.52	56.96%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	2,297	$83,026,315.52	56.96%	0	$0.00	0.00%